Segment Reporting (Details) - Schedule of Total Assets and Liabilities - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Total assets:
Total assets	$ 38,723,717	$ 38,434,296
Total liabilities:
Total liabilities	26,669,742	26,419,940
China [Member]
Total assets:
Total assets	16,771,726	12,954,728
Total liabilities:
Total liabilities	18,482,014	14,860,078
United States [Member]
Total assets:
Total assets	21,951,991	25,479,568
Total liabilities:
Total liabilities	$ 8,187,728	$ 11,559,862